Innovator Equity Managed Floor ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace/Defense - 2.2%
FTAI Aviation Ltd.	5,533	$ 1,139,798
General Electric Co.	53,666	19,323,517
HEICO Corp.	11,405	4,064,286
HEICO Corp. - Class A	8,072	2,076,764
Lockheed Martin Corp.	17,015	9,915,321
Rocket Lab Corp. (a)	33,170	2,154,391
TransDigm Group, Inc.	5,531	6,937,976
		45,612,053

Airlines - 0.1%
Southwest Airlines Co.	70,817	3,184,640

Apparel - 0.1%
Deckers Outdoor Corp. (a)	28,869	2,796,829

Auto Manufacturers - 2.0%
Ford Motor Co.	469,846	6,897,339
General Motors Co.	74,506	6,620,603
Tesla, Inc. (a)	94,523	29,416,503
		42,934,445

Banks - 4.2%
Bank of America Corp.	306,434	18,983,587
Citizens Financial Group, Inc.	117,218	8,398,670
First Citizens BancShares, Inc. - Class A	325	710,661
Huntington Bancshares, Inc.	345,930	5,894,647
JPMorgan Chase & Co.	108,276	38,090,414
Morgan Stanley	40,217	8,462,461
Regions Financial Corp.	250,620	7,756,689
		88,297,129

Beverages - 1.4%
Coca-Cola Co.	224,689	19,680,509
Constellation Brands, Inc. - Class A	21,457	2,794,345
Keurig Dr Pepper, Inc.	217,130	6,757,086
		29,231,940

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	4,443	913,125
Amgen, Inc.	32,191	12,398,686
Illumina, Inc. (a)	40,406	8,287,271
Royalty Pharma PLC - Class A	87,361	5,104,503
		26,703,585

Building Materials - 0.7%
Amrize Ltd. (b)	21,774	1,064,967
Carlisle Cos., Inc.	14,473	5,209,122
Trane Technologies PLC	17,976	8,178,181
		14,452,270

Chemicals - 1.0%

Dow, Inc.	170,801	5,173,562
Linde PLC	23,708	11,341,433
PPG Industries, Inc.	52,163	5,765,055
		22,280,050

Commercial Services - 0.3%
Affirm Holdings, Inc. (a)(b)	12,869	920,262
Toast, Inc. - Class A (a)	13,451	434,064
United Rentals, Inc.	4,064	4,386,113
		5,740,439

Computers - 10.6%
Apple, Inc.	482,601	149,080,275
Crowdstrike Holdings, Inc. - Class A (a)	77,688	14,827,532
Dell Technologies, Inc. - Class C	30,732	12,457,831
Everpure, Inc. - Class A (a)	70	5,402
Fortinet, Inc. (a)	82,447	13,352,292
HP, Inc.	289,893	7,905,382
International Business Machines Corp.	36,954	8,264,762
Leidos Holdings, Inc.	50,208	5,804,045
Sandisk Corp. (a)	6,739	8,186,739
Super Micro Computer, Inc. (a)(b)	67,988	1,930,859
Zscaler, Inc. (a)	19,213	2,905,005
		224,720,124

Cosmetics/Personal Care - 0.7%
Procter & Gamble Co.	107,313	15,505,655

Distribution/Wholesale - 0.1%
Watsco, Inc. (b)	10,349	3,200,946

Diversified Financial Services - 4.2%
American Express Co.	24,382	8,198,447
Blackrock, Inc.	6,024	6,568,509
Circle Internet Group, Inc. (a)(b)	11,432	715,758
CME Group, Inc.	27,779	7,438,938
Interactive Brokers Group, Inc. - Class A	62,316	5,483,185
LPL Financial Holdings, Inc. (b)	2,638	933,061
Mastercard, Inc. - Class A	35,031	20,076,266
Nasdaq, Inc.	69,950	6,588,591
Rocket Cos., Inc. - Class A (a)(b)	96,326	1,242,605
SoFi Technologies, Inc. (a)(b)	43,248	705,375
T Rowe Price Group, Inc.	25,448	2,843,814
TPG, Inc.	16,565	723,228
Tradeweb Markets, Inc. - Class A	12,066	1,212,633
Visa, Inc. - Class A	70,026	25,638,619
		88,369,029

Electric - 2.3%
Alliant Energy Corp. (b)	60,727	4,298,257
Ameren Corp.	27,680	3,034,005
CenterPoint Energy, Inc. (b)	129,897	5,460,870
CMS Energy Corp.	65,142	4,689,573
Consolidated Edison, Inc.	43,702	4,756,963
DTE Energy Co.	37,537	5,325,374
Entergy Corp.	56,713	6,103,453
Evergy, Inc.	44,206	3,669,540
Eversource Energy	81,229	5,815,184

PPL Corp.	130,996	4,612,369
		47,765,588

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	24,288	5,870,652

Electronics - 0.3%
TE Connectivity PLC	32,787	6,743,958

Engineering & Construction - 0.1%
MasTec, Inc. (a)	5,248	1,380,749

Entertainment - 0.5%
DraftKings, Inc. - Class A (a)	31,514	739,949
Flutter Entertainment PLC (a)	57,830	6,041,500
Live Nation Entertainment, Inc. (a)(b)	23,306	4,058,274
		10,839,723

Environmental Control - 0.6%
Republic Services, Inc.	27,990	5,893,295
Waste Management, Inc.	33,368	7,559,520
		13,452,815

Food - 0.5%
General Mills, Inc. (b)	161,546	5,775,269
Hershey Co.	26,238	4,592,962
		10,368,231

Healthcare-Products - 1.9%
Boston Scientific Corp. (a)	155,383	7,261,047
GE HealthCare Technologies, Inc.	68,572	4,664,267
Intuitive Surgical, Inc. (a)	19,936	7,043,987
Medline, Inc. - Class A (a)	23,863	937,339
Natera, Inc. (a)	4,758	1,274,002
Thermo Fisher Scientific, Inc.	15,752	9,046,374
West Pharmaceutical Services, Inc.	20,504	6,991,044
Zimmer Biomet Holdings, Inc.	39,789	3,737,381
		40,955,441

Healthcare-Services - 1.0%
HCA Healthcare, Inc.	14,030	5,648,338
UnitedHealth Group, Inc.	36,941	15,308,350
		20,956,688

Insurance - 2.9%
Berkshire Hathaway, Inc. - Class B (a)	54,527	27,892,742
Hartford Insurance Group, Inc.	53,129	7,539,536
Loews Corp.	50,455	5,853,284
Markel Group, Inc. (a)	2,208	4,156,207
Principal Financial Group, Inc.	43,061	4,896,036
Prudential Financial, Inc.	49,946	6,097,408
W R Berkley Corp.	67,450	4,892,823
		61,328,036

Internet - 13.3%
Alphabet, Inc. - Class A	194,306	69,198,196

Alphabet, Inc. - Class C	168,039	59,931,109
Amazon.com, Inc. (a)	326,994	88,805,030
Coupang, Inc. (a)	32,579	532,667
Expedia Group, Inc.	13,367	3,939,790
MercadoLibre, Inc. (a)	1,200	2,253,540
Meta Platforms, Inc. - Class A	67,573	37,618,565
Netflix, Inc. (a)	204,733	14,681,403
Reddit, Inc. - Class A (a)	11,263	1,584,366
Spotify Technology SA (a)	5,265	2,632,184
		281,176,850

Iron/Steel - 0.3%
Nucor Corp.	17,880	4,600,345
Reliance, Inc.	5,789	2,350,913
		6,951,258

Leisure Time - 0.2%
Viking Holdings Ltd. (a)	32,753	3,417,776

Machinery-Construction & Mining - 1.7%
Bloom Energy Corp. - Class A (a)	12,787	2,631,692
Caterpillar, Inc. (b)	22,542	18,367,447
GE Vernova, Inc.	13,603	13,470,915
Vertiv Holdings Co. - Class A	10,402	2,512,811
		36,982,865

Machinery-Diversified - 0.6%
Dover Corp.	30,120	6,163,154
Westinghouse Air Brake Technologies Corp.	25,529	7,425,365
		13,588,519

Media - 0.5%
Walt Disney Co.	104,393	10,041,563

Mining - 0.5%
Anglogold Ashanti PLC	23,569	1,869,493
Freeport-McMoRan, Inc.	109,625	6,865,814
Southern Copper Corp.	10,693	1,953,718
		10,689,025

Miscellaneous Manufacturing - 0.4%
3M Co.	48,292	8,512,914

Oil & Gas - 2.4%
Chevron Corp.	85,596	16,847,861
ConocoPhillips	79,536	9,582,497
ExxonMobil Holdings Corp.	152,806	23,752,165
		50,182,523

Oil & Gas Services - 0.3%
Halliburton Co.	171,305	5,524,586

Pharmaceuticals - 5.0%
AbbVie, Inc.	80,264	20,141,448
Cencora, Inc.	19,054	5,932,272
Eli Lilly & Co.	31,335	35,998,901

Johnson & Johnson	110,647	28,364,359
Merck & Co., Inc.	126,259	16,438,922
		106,875,902

Pipelines - 0.7%
Cheniere Energy, Inc.	13,863	3,653,871
Kinder Morgan, Inc.	271,600	8,740,088
Venture Global, Inc. - Class A	190,046	2,542,815
		14,936,774

Private Equity - 0.1%
Carlyle Group, Inc.	56,993	2,622,818

Retail - 4.3%
Costco Wholesale Corp.	19,208	18,283,903
Darden Restaurants, Inc.	26,912	5,478,745
Ferguson Enterprises, Inc.	10,258	2,403,757
Home Depot, Inc.	46,867	15,557,969
Lowe's Cos., Inc.	37,550	7,803,266
McDonald's Corp.	46,386	12,553,907
Ross Stores, Inc.	32,016	8,038,257
Walmart, Inc.	181,400	20,171,680
		90,291,484

Semiconductors - 16.4%
Advanced Micro Devices, Inc. (a)	65,664	31,265,914
Applied Materials, Inc.	10,114	5,134,574
Astera Labs, Inc. (a)	3,395	1,056,626
Broadcom, Inc.	161,315	62,796,703
Credo Technology Group Holding Ltd. (a)	2,930	606,481
Entegris, Inc.	45,462	5,412,251
GLOBALFOUNDRIES, Inc.	7,915	395,671
Intel Corp. (a)	196,049	17,683,620
KLA Corp.	8,686	1,587,975
Lam Research Corp.	65,588	19,218,596
Marvell Technology, Inc.	51,983	9,749,931
Micron Technology, Inc.	44,635	36,735,944
NVIDIA Corp.	775,222	155,625,816
		347,270,102

Software - 7.9%
Atlassian Corp. - Class A (a)	7,430	750,541
Cloudflare, Inc. - Class A (a)	10,686	2,981,180
CoreWeave, Inc. - Class A (a)	3,351	240,501
Fair Isaac Corp. (a)	2,545	2,857,959
Fiserv, Inc. (a)	124,879	6,735,973
Intuit, Inc.	28,738	9,083,220
Microsoft Corp.	225,786	104,927,270
MongoDB, Inc. (a)	8,248	2,783,535
Oracle Corp.	47,527	6,172,332
Palantir Technologies, Inc. - Class A (a)	66,458	8,178,322
ROBLOX Corp. - Class A (a)	33,045	1,176,402
Samsara, Inc. - Class A (a)	18,186	677,792
Snowflake, Inc. (a)	10,818	3,172,703
SS&C Technologies Holdings, Inc.	22,763	1,753,889
Strategy, Inc. - Class A (a)(b)	44,476	4,148,721
Synopsys, Inc. (a)	17,358	6,748,096
Zoom Communications, Inc. - Class A (a)	46,955	4,510,967

				166,899,403

Telecommunications - 1.7%
AT&T, Inc.		414,627		9,640,078
Ciena Corp. (a)		4,864		1,833,971
Cisco Systems, Inc.		210,293		24,391,885
Ubiquiti, Inc. (b)		1,171		651,685
				36,517,619

Transportation - 0.9%
Expeditors International of Washington, Inc.		21,051		3,534,253
Old Dominion Freight Line, Inc.		31,021		6,580,795
United Parcel Service, Inc. - Class B		73,988		7,711,029
XPO, Inc. (a)(b)		3,400		683,298
				18,509,375
TOTAL COMMON STOCKS (Cost $1,685,161,899)				2,043,682,371

REAL ESTATE INVESTMENT TRUSTS - 1.5%		Shares		Value
REITS - 1.5%
Essex Property Trust, Inc.		20,473		5,817,198
Invitation Homes, Inc.		88,500		2,630,220
Mid-America Apartment Communities, Inc.		39,200		5,187,728
Public Storage		23,584		7,645,225
SBA Communications Corp.		23,748		4,297,913
Sun Communities, Inc.		42,195		5,210,239
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,109,107)				30,788,523

PURCHASED OPTIONS - 1.2% (a)	Notional Amount	Contracts		Value
Put Options - 1.2%
State Street SPDR S&P 500 ETF Trust (c)(d)(e)
Expiration: 09/30/2026; Exercise Price: $598.00	520,306,395	6,965		839,283
Expiration: 12/31/2026; Exercise Price: $615.00	520,306,395	6,965		4,043,182
Expiration: 03/31/2027; Exercise Price: $584.00	520,306,395	6,965		5,314,295
Expiration: 06/30/2027; Exercise Price: $672.00	520,306,395	6,965		15,410,062
TOTAL PURCHASED OPTIONS (Cost $58,325,049)				25,606,822

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)		32,670,662		32,670,662
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,670,662)				32,670,662

TOTAL INVESTMENTS - 100.7% (Cost $1,806,266,717)				2,132,748,378
Money Market Deposit Account - 1.1% (g)				23,622,164
Liabilities in Excess of Other Assets - (1.8)%			(0.01830)	(38,762,339)
TOTAL NET ASSETS - 100.0%				$ 2,117,608,203

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $31,851,203.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator Equity Managed Floor ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
S&P 500 Index (a)(b)
Expiration: 08/03/2026; Exercise Price: $7,615.00	$ (693,548,072)	(926)	$ (6,945)
Expiration: 08/07/2026; Exercise Price: $7,570.00	(693,548,072)	(926)	(1,370,480)
Expiration: 08/12/2026; Exercise Price: $7,540.00	(692,799,100)	(925)	(4,037,625)
TOTAL WRITTEN OPTIONS (Premiums received $5,476,423)			$ (5,415,050)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator Equity Managed Floor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 2,043,682,371	$ –	$ –	$ 2,043,682,371
Real Estate Investment Trusts	30,788,523	–	–	30,788,523
Purchased Options	25,606,822	–	–	25,606,822
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	32,670,662
Total Investments	$ 2,100,077,716	$ –	$ –	$ 2,132,748,378

Liabilities:
Investments:
Written Options	$ (5,415,050)	$ –	$ –	$ (5,415,050)
Total Investments	$ (5,415,050)	$ –	$ –	$ (5,415,050)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 2,043,682,371	96.5%
Real Estate Investment Trusts	30,788,523	1.5
Purchased Options	25,606,822	1.2
Written Options	(5,415,050)	(0.3)
Investments Purchased with Proceeds from Securities Lending	32,670,662	1.5
Money Market Deposit Account	23,622,164	1.1
Liabilities in Excess of Other Assets	(33,347,289)	(1.5)
	$ 2,117,608,203	100.0%